Investments in Associates & Joint Ventures - Schedule of investment in associate and joint ventures - Statement of comprehensive loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Disclosure Of Associate And Joint Ventures [Line Items]
Revenue	$ 191,103	$ 123,769
Operating expenses excluding depreciation and amortization	(992,053)	(134,293)
Loss from operations	(1,067,725)	(85,495)
Interest income	1,651	1,601
Other income	18,118	4,763
Interest expenses	(20,073)	(32,124)
Income tax expenses	(38,813)	(397)
Total comprehensive loss	(1,056,285)	(113,610)
Truss LP
Disclosure Of Associate And Joint Ventures [Line Items]
Revenue	13,516	6,498
Operating expenses excluding depreciation and amortization	(16,265)	(14,261)
Depreciation and amortization	(6,486)	(4,884)
Other expenses	0	0
Loss from operations	(17,289)	(14,643)
Other income	(64)	130
Interest expenses	(560)	(412)
Income tax expenses	0	0
Total comprehensive loss	$ (17,913)	$ (14,925)